INTERIM CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Non-current assets
Property, plant and equipment	€ 2,813	€ 2,460
Intangible assets	44,488	39,972
Right of use assets	3,571	3,159
Deferred tax asset	48	47
Other long-term receivables	165	173
Total non-current assets	51,085	45,811
Current assets
Inventory	1,146	882
Trade receivables	1,820	1,463
Other receivables	2,262	1,775
Other current assets	1,576	1,284
Financial assets	67,919	76,968
Cash and cash equivalents	16,604	17,888
Total current assets	91,327	100,260
Total assets	142,412	146,071
Capital and reserves
Capital	4,924	4,440
Share premium	246,070	228,275
Share based payment reserve	7,005	5,645
Other comprehensive income	98	176
Retained loss	(142,522)	(118,212)
Total equity attributable to shareholders	115,575	120,324
Non-current liabilities
Financial debt	8,433	8,189
Lease liability	2,991	2,586
Pension liability	50	0
Provisions	127	59
Deferred tax liability	0	0
Total non-current liabilities	11,601	10,834
Current liabilities
Financial debt	559	388
Lease liability	751	719
Trade payables	4,690	4,985
Current tax liability	4,475	3,654
Other payables	4,761	5,167
Total current liabilities	15,236	14,913
Total liabilities	26,837	25,747
Total equity and liabilities	€ 142,412	€ 146,071